PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES
PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES

NOTE 27 – PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES

The Company is a party involved in several ongoing lawsuits in the judicial system, mainly in the civil and labor spheres, which are at various stages of judgment. The main lawsuits refer to:

●	Civil lawsuits – The following highlighted claims discuss: (i) Principal amount and correction of remuneration and default interest on the Compulsory Loan, (ii) proceedings arising from payments, fines and charges for alleged delays and defaults, and (iii) civil claims linked to the relationship with consumers, related to indemnities for ml and material damages arising mainly from irregularities in the measurement of consumption and undue collections;
●	Labor lawsuits – The following are highlighted: (i) lawsuits filed by employees of service providers’ own staff, (ii) lawsuits linked to issues related to labor and employment relationships;
●	Tax lawsuits – The following highlighted claims discuss: (i) non-approved PIS and COFINS offsets, (ii) collection of undue social security contribution, (iii) assessments by the untimely bookkeeping of ICMS credits, ICMS credit reversal requirements on energy losses, use of ICMS credit due to CCC subsidies, in addition to various tax collection proceedings and proceedings in which consumers seek reimbursement for street lighting fees paid, and (iv) calculation and compensation of tax losses related to IRPJ and CSLL;
●	Regulatory lawsuits – information has been provided highlighting the claims in which issues related to the termination of concession contracts are discussed; and
●	Environmental lawsuits – information has been provided highlighting the claims that discuss issues related to the Company’s operations and projects’ licensing and environmental damages.

27.1 Provisions for litigation

The Company and its subsidiaries set up provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made in the following amounts:

	12/31/2024	12/31/2023
Current
Civil	70,751	296,185
Civil - compulsory loan	1,712,961	1,986,394
Labor	7,376	8,294
	1,791,088	2,290,873
Non-current
Civil	5,983,900	5,273,637
Civil - compulsory loan	11,959,368	15,277,173
Labor	2,324,942	2,283,424
Tax	803,961	784,408
Regulatory	351,067	526,628
Environmental	160,157	105,549
	21,583,395	24,250,819

	23,374,483	26,541,692

These provisions had the following changes in the year ended December 31, 2024:

Opening balance as of January 01, 2024	26,541,692
Reversal of provisions	(829,132)
Monetary correction	1,368,299
Transfer for judicial settlement	(2,244,226)
Payments	(1,462,150)
Final balance on December 31,2024	23,374,483

The claims, plus interest and monetary restatement, with probable loss are presented below:

27.2 Civil

As of December 31, 2024, the Company have civil lawsuits with a probable estimated loss of R$19,726,980 (R$22,833,389 as of December 31, 2023).

●	Compulsory Loan

There is significant judicial litigation involving the Company, in which the largest number of lawsuits seek to challenge the criteria for monetary restatement of the compulsory loan book-entry credits on the consumption of electricity determined by the legislation governing the compulsory loan and applied by the Company, and the application of inflationary adjustments resulting from economic plans implemented in Brazil. As of December 31, 2024, Eletrobras had 3,065 provisioned lawsuits related to this specific topic of monetary restatement of book-entry credits (3,374 lawsuits on December 31, 2023). For more information, see note 23.

Eletrobras, in the scope of these proceedings, has recorded provisions related to: (i) difference in principal resulting from monetary correction criteria, (ii) remunerative interest reflexes; and (iii) application of default interest (substantially the SELIC rate, levied on principal, correction of interest paid and remuneration interest).

In the year ended December 31, 2024, a provision, net of reversal, was recognized in the approximate amount of R$1,451,774, totaling a provision stock of R$13,672,329 (R$17,263,567 at December 31, 2023), referring to the compulsory loan processes. That reversal is due substantially to the judicial agreements signed by the Company.

	12/31/2024	12/31/2023
Principal	3,454,178	4,231,929
Adjustment of interest paid	14,509	24,475
Remuneration interest	1,918,403	2,637,436
Default interest	7,734,433	9,521,203
Attorney fees	455,042	749,652
Other funds	95,764	98,872
Total	13,672,329	17,263,567

●	Compulsory loan – Judicial settlements

Within the scope of the provision related to the compulsory loan on electricity (ECE), the Company has been taking measures to mitigate the risks involved.

In this context, Eletrobras created the Compulsory Loan Executive Committee in order to seek economically favorable legal settlements and full settlement of these proceedings. Due to these negotiations, in 2024, Eletrobras obtained the reduction of that obligation in the amount of R$3,477,047; of this amount R$1,212,074 impacted the result positively due to the agreements already signed.

Considering the signed agreements, and after transferring the respective amounts from the provision to the compulsory loan – agreements item, in current liabilities, payments totaling R$2,097,501 were made, within the scope of agreements that have already had their respective judicial approvals, with due res judicata. And, on December 31, 2024, the obligation related to the compulsory loan agreements remains in the updated amount of R$1,105,534 (R$896,746 in December 2023).

●	State of Piauí (Eletrobras)

This is Original Civil Action No. 3,024 (ACO 3,024), in progress at the Federal Supreme Court, filed by the State of Piauí against Eletrobras, the Union and the National Bank for Economic and Social Development - BNDES, seeking compensation related to Companhia Energética do Piauí - CEPISA, a former energy distribution concessionaire in the State of Piauí.

In May 2023, the STF jointly and severally sentenced the defendants to pay compensation corresponding to the difference between the minimum price in June 2020 and the amounts received in advance by the State, the latter updated by the same contractual criterion up to the base date of June 2020, plus a percentage of premium corresponding to the average premium obtained by similar companies at the time of the case.

The State of Piauí promoted provisional compliance with a judgment in the amount of R$3.59 billion, which, in June 2024, was suspended by decision of Minister Luiz Fux, then rapporteur of ACO 3,024, through a court decision that accepted a claim filed by Eletrobras. The aforementioned decision attributed a suspensive effect to the appeal for declaratory embargoes filed in view of the previously issued judgment and determined the suspension of the aforementioned provisional compliance with the judgment until the final judgment of the case.

In the context of the statement of clarification, BNDES was excluded from the dispute, maintaining the joint and several liability only in relation to the Union and Eletrobras. Eletrobras filed a second statement of clarification against this decision, seeking to recognize its illegitimacy, given that, in the company’s understanding, the rationale applied for the exclusion of BNDES would also apply to Eletrobras, which were not accepted.

New appeals for clarification filed by Eletrobras are pending judgment, in which it is once again requested that the STF recognize the Company’s passive illegitimacy or dismiss its liability for the damages claimed by the State of Piauí.

Finally, it is noted that any coercive measure against Eletrobras regarding the charge filed by the State of Piauí remains suspended. In addition, Eletrobras understands that the criteria for calculating any compensation would need to be subject to analysis and decision during the liquidation phase. In this sense, the Company does not believe that the full cash outflow of the amount subject to provisional compliance with the judgment sought by the plaintiff is likely.

The Company will continue to adopt all appropriate procedural measures to defend its interests in the proceedings.

●	Addendum Partial Nullity - analytical Price Correction K Factor (Chesf)

Chesf is the plaintiff in a lawsuit seeking a declaration of partial nullity of an addendum to the civil works contract for the Xingó Hydroelectric Power Plant, signed with the Consortium formed by Companhia Brasileira de Projetos e Obras – CBPO, CONSTRAN SA – Construções e Comércio and Mendes Júnior Engenharia SA, and the return of amounts paid as Factor K, in the historical amount of approximately R$350,000, in double as well to contesting the lawsuit, the defendants filed a counterclaim seeking that Chesf be held liable for alleged overdue payments arising from the same contract addendum that were not timely settled by the company. The K factor refers to the collection of a price adjustment index in view of the need to offset the inflationary effects caused by the economic plans instituted in the late 1980s. The effects of the price adjustments caused losses to the company, leading to overpricing, as well to there being no provision in the notice for the contracting of the Consortium. There is no estimated time for the complete outcome of this dispute.

Considering that the judgment settlement process and the consequent provisional execution promoted against the subsidiary Chesf were extinguished by decision of the Superior Court of Justice, Chesf is investigating the losses caused to it by the blocking of its accounts promoted during the aforementioned provisional execution in order to adopt the appropriate measures regarding possible compensation for damages suffered by it.

27.3 - Contingent Liabilities

Additionally, Eletrobras and its subsidiaries were subject to claims assessed with a possible loss in the following amounts:

	12/31/2024	12/31/2023
Civil	27,022,637	26,102,277
Tax	16,732,259	11,176,242
Labor	2,151,677	2,297,320
Environmental	2,498,018	2,510,300
Regulatory	5,651,068	4,937,727
	54,055,659	47,023,866

The possible processes had, in the fiscal year ending December 31, 2024, the following evolution:

27.3.1 – Main Proceedings – Civil

●	Nullity of the Trade Union Agreement (Chesf)

Public civil action filed by the Federal Public Prosecutor’s Office (MPF) where, in summary, it seeks to obtain a court order declaring the non-existence of the Amendment to the 1986 Agreement, signed in 1991, between Chesf and representatives of the Submédio São Francisco Rural Workers’ Union. The amount attributed to the case was R$1,000,000. A judgment was handed down declaring the nullity of the 1991 agreement between Chesf and the Union, which changed the calculation method of the Temporary Maintenance Allowance (VMT) to the equivalent of 2.5 minimum wages; as well as to determine the payment of the differences found, since 1991, between the amount actually paid and the value of 2.5 minimum wages, monetarily corrected and increased by interest on arrears for each family that received or still receives the VMT, for the respective period that it has received and that belong to the territorial jurisdiction of this Judicial Sub-Section, except for the cases of resettled people who entered into the terms of out-of-court agreements and the public deed of donation with the defendant, waiving the benefits of the VMT, as well as removing the right of the interested parties to receive the installments affected by the five-year prescription, starting from the filing of the action. Appeals were filed against the judgment by Chesf and the MPF, and these appeals are awaiting judgment.

Based on the assessment of its legal counsel, Chesf classified the risk of loss in this action as possible.

●	Public Civil Action – Federal Public Ministry of Bahia (Chesf)

This is a Public Civil Claim filed by the Federal Public Prosecutors’ Office of Bahia in order to recognize the existence, and rights of, occupants of a flooded area who were not resettled into irrigation projects, being entitled to all the provisions of the 1986 Agreement between Chesf and the communities involved in the construction of the Itaparica Dam. The case is being processed in the Federal Court in Paulo Afonso – BA, and is currently in the appeal phase at the TRF 1st Region (TRF1). An injunction was granted in favor of the Public Prosecutor’s Office, which was revoked by the TRF1. The ruling was favble to the thesis of statute of limitations and there is precedent in the STJ contrary to the MPF’s claim. Based on the assessment of its legal counsel, Chesf classified the risk of loss of this action as “possible”.

●	Collection of alleged losses from end consumers (Chesf)

This is a public civil claim handled by ANEEL to charge Chesf for alleged losses to final electricity consumers due to delays in the works related to the so-called Shared Generation Facilities - ICGs. This loss is estimated to R$ 1,471,885. Chesf received the summons and filed a challenge to the case in December 2015. A reply was submitted by ANEEL, the judge rejected the production of evidence required by Chesf. The Court ordered the summons of the MPF to provide a statement, which was made. Chesf filed a motion to suspend the proceedings, given the strategy of taking the case to the Conciliation of the Federal Public Administration of the Attorney General’s Office – CCAF/AGU. In December 2017, the request for suspension was granted for a period of 6 months. A request was filed with the CCAF/AGU in March 2018. There was a conciliation hearing, in which the parties showed no interest in conciliation. In September 2019, a judgment was handed down in which the lawsuit was partially upheld, ordering Chesf to reimburse the amounts paid by the CCEE. The sentencing court stated that the Union was at fault for the delay, so that Chesf’s liability would be limited to the percentage of its fault for the delays, which would be determined by expert assessment during the judgment settlement phase. An appeal was filed by ANEEL. Chesf filed a statement of clarification.

There is no way to assess, at this time, what the outcome of the case would be, since this is the first action in the country to address the issue (there is no history in Brazil of filing collective actions with similar content).

Based on the assessment of its legal counsel, Chesf classified the risk of loss in this action as possible.

●	Energia Potiguar Gerad Eólica S.A. (Chesf)

In October 2022, a court ruling was delivered regarding the judgment of the motions for clarification opposed by CHESF in the context of the lawsuit filed by Energia Potiguar against CHESF in which the decision that annulled the previous judgment that had been unfavorable to CHESF was upheld and, in the same session, the court again judged the appeals filed by the opposing parties confirming the judgment that sentenced CHESF to pay compensation due to the losses caused by the alleged delay in the delivery of the 230 kV transmission line Extremoz II – João Câmara II, part of Concession Agreement No. 019/2010.

In December 2023, the judgment was published in which the Ministers of the 1st Panel of the Superior Court of Justice, unanimously, acknowledged the Appeal filed by Chesf to grant its Special Appeal, annulling that decision that was unfavorable to it and ordering a new trial by the Court of Justice, which has not yet occurred. Considering the latest position of the legal action, the case was classified as of possible risk.

27.3.2 - Main Tax Proceedings

●	Tax assessement - PIS and COFINS (Eletrobra)

This is an annulment action filed by the merged company Furnas, which aims to cancel the requirement of PIS/COFINS on the following revenues: RGR in the calculation basis; transmission revenues earned from Itaipu; financial revenues, in December 2007, from the actuarial liabilities held with FRG. In addition, the assessment includes amounts that were not collected as PIS and COFINS because the company carried out the offset without PER/DCOMP. After an unfavorable ruling on the merits, the Company’s Appeal is awaiting judgment by the TRF of the 2nd Region. The total amount classified with a possible loss prognosis is R$1,801,737 on December 31, 2024 (R$1,730,503 on December 31, 2023).

●	Tax assessement – IOF (Eletrobras)

Refers to the infraction notice intended to collect alleged IOF debts on loan agreements entered into by Eletrobras as lender, based on daily outstanding balances. The objection is awaiting judgment. The total amount, classified as a possible loss, is R$1,470,781 (R$932,081, as of December 31, 2023).

Accounting Policy

The risks of future disbursements for litigation are recognized in the balance sheet, under the item Provisions for Litigation, when there are present obligations (legal or presumed) resulting from past events, the settlement of which is probable and the amounts can be reliably estimated, based on Management’s assessment. The amounts are recorded based on the estimated costs of the outcomes of the aforementioned legal proceedings.

The risks of future disbursements with litigation (contingents), the settlement of which is possible, are only disclosed in explanatory notes, without forming part of the Company’s liabilities.

Court deposits, recognized in the Company’s assets, are initially measured at the amount deposited and subsequently monetarily restated using indexes determined by the courts of justice, which vary according to the nature of the legal action. The balance is reduced when deposits are withdrawn, either by the company or by the counterparty.

Estimates and critical judgments

This assessment is supported by Management’s judgment, together with its legal advisors, considering the jurisprudence, decisions in initial and higher courts, the history of any agreements and decisions, the experience of management and legal advisors, as well as other applicable aspects.